Operating Leases - Balance Sheet Presentation (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Right-of Use Assets:
Right-of-use assets	$ 667	$ 724	$ 574
Right-of-use assets, balance sheet line item	Other assets	Other assets	Other assets
Operating Lease Liabilities:
Operating lease liabilities - current	$ 205	$ 229	$ 370
Operating lease liabilities, noncurrent	421	485	254
Operating lease liabilities	$ 626	$ 714	$ 624
Operating lease liabilities, current, balance sheet line item	Accrued liabilities	Accrued liabilities	Accrued liabilities
Operating lease liabilities, noncurrent, balance sheet line item	Other long-term liabilities	Other long-term liabilities	Other long-term liabilities